Financial Risk Management Objectives and Policies	6 Months Ended
Jun. 30, 2021
Disclosure Of Financial Instruments [Abstract]
Financial Risk Management Objectives and Policies

22. FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES

The Group’s principal financial instruments comprise cash and cash equivalents, pledged deposits, financial investment measured at amortized cost, financial assets at fair value through profit or loss, prepayments, other receivables and other assets, financial liabilities at fair value through profit or loss, financial liabilities included in other payables and accruals and interest-bearing loans and borrowings. The main purpose of these financial instruments is to raise finance for the Group’s operations. The Group has various other financial assets and liabilities such as trade receivables and trade payables, which arise directly from its operations.

The main risks arising from the Group’s financial instruments are foreign currency risk, credit risk and liquidity risk. The board of directors reviews and agrees policies for managing each of these risks and they are summarised below.

Foreign currency risk

The Group has transactional currency exposures. Such exposures arise from sales or purchases by operating units in currencies other than the units’ functional currencies. Approximately 36% of the Group’s sales were denominated in currencies other than the functional currencies of the operating units making the sale in the six months ended June 30, 2021 (Six months ended June 30, 2020: 23%).

As at December 31, 2020 and June 30, 2021, the Group has no outstanding foreign currency forward exchange contract. At present, the Group does not intend to seek to hedge its exposure to foreign exchange fluctuations. However, management constantly monitors the economic situation and the Group’s foreign exchange risk profile and will consider appropriate hedging measures in the future should the need arise.

The following table demonstrates the sensitivity at the end of the reporting period to a reasonably possible change in the EUR and RMB exchange rate against US$, with all other variables held constant, of the Group’s loss before tax (due to changes in the fair values of monetary assets and liabilities).

	Increase/ (decrease) in the rate of foreign currency	Decrease/ (increase) in loss before tax
	%	US$’000
		(Unaudited)
Six months ended June 30, 2021
If US$ strengthens against RMB	5	1,011
If US$ weakens against RMB	-5	(1,011)
If US$ strengthens against EUR	5	(680)
If US$ weakens against EUR	-5	680

Six months ended June 30, 2020
If US$ strengthens against RMB	5	473
If US$ weakens against RMB	-5	(473)
If US$ strengthens against EUR	5	(501)
If US$ weakens against EUR	-5	501

Credit risk

The Group trades only with recognised and creditworthy third parties. It is the Group’s policy that all customers who wish to trade on credit terms are subject to credit verification procedures. In addition, receivable balances are monitored on an ongoing basis and the Group’s exposure to bad debts is not significant. For transactions that are not denominated in the functional currency of the relevant operating unit, the Group does not offer credit terms without the specific approval of the Head of Credit Control.

The credit risk of the Group’s other financial assets, which comprise cash and cash equivalents, pledged deposits, financial investment measured at amortized cost and other receivables, arises from default of the counterparty, with a maximum exposure equal to the carrying amounts of these instruments. Further quantitative data in respect of the Group’s exposure to credit risk arising from trade receivables are disclosed in note 9 to the unaudited interim condensed consolidated financial statements.

Since the Group trades only with recognized and creditworthy third parties, there is no requirement for collateral. Concentrations of credit risk are managed by debtor. The Group had certain concentrations of credit risk with respect to trade receivables, which are disclosed in note 9 to the unaudited interim condensed consolidated financial statements.

Liquidity risk

The Group monitors its risk to a shortage of funds using a recurring liquidity planning tool. This tool considers the maturity of both its financial investments and financial assets (e.g., trade receivables and other financial assets) and projected cash flows from operations.

The maturity profile of the Group’s financial liabilities as at the end of the reporting period, based on contractual undiscounted payments, is as follows:

As at December 31, 2020

	Less than 1 years US$’000	Over 1 years US$’000	Total US$’000
Trade payables	5,238	—	5,238
Other payables and accruals	85,559	—	85,559
Lease liabilities	1,464	2,099	3,563
	92,261	2,099	94,360

As at June 30, 2021

	Less than 1 years US$’000	Over 1 years US$’000	Total US$’000
	(Unaudited)	(Unaudited)	(Unaudited)
Trade and notes payables	11,001	—	11,001
Other payables and accruals	24,756	—	24,756
Warrant liability	83,300	—	83,300
Interest-bearing loans and borrowings	—	17,310	17,310
Lease liabilities	1,178	1,629	2,807
	120,235	18,939	139,174

Capital management

The primary objectives of the Group’s capital management are to safeguard the Group’s ability to continue as a going concern and to maintain a strong credit rating and healthy capital ratios in order to support its business and maximise shareholders’ value.

The Group manages its capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. The Group is not subject to any externally imposed capital requirements. No changes were made in the objectives, policies or processes for managing capital during the reporting periods.

The Group monitors capital using a gearing ratio, which is total liabilities divided by total assets. The gearing ratios as at the end of each period were as follows:

	December 31, 2020	June 30, 2021
	US$’000	US$’000
		(Unaudited)
Total liabilities	440,752	535,206
Total assets	721,007	875,125
Gearing ratio	61%	61%